Annual Fund Operating Expenses - QS Variable Growth	May 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	none
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.68%
Expenses (as a percentage of Assets)	0.82%	[1]
Class II
Operating Expenses:
Management Fees (as a percentage of Assets)	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%	[2]
Acquired Fund Fees and Expenses	0.68%
Expenses (as a percentage of Assets)	1.06%

[1]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[2]	“Other expenses” for Class II are estimated for the current fiscal year. Actual expenses may differ from estimates.